INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 3,699
Cost at end of year	2,892	$ 3,699
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	4,657	3,629
Acquisitions through business combinations	0	710
Additions, net of disposals	30	36
Non cash additions	35	0
Assets reclassified as held for sale	(110)	0
Foreign currency translation	(850)	282
Cost at end of year	$ 3,762	$ 4,657